Other Current Assets - Summary of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Current Assets [Abstract]
Value-added tax	$ 6,468	$ 4,725
Prepaid expenses	20,601	9,320
Proceeds receivable from Convertible Bonds	3,520
Derivative asset	851
Other short-term receivables	1,509	691
Total	$ 32,949	$ 14,736